EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2014	2013	2012
Basic:
Net income available to stockholders	122,815	89,206	185,836
Diluted:
Net income available to stockholders	122,815	89,206	185,836
Interest paid on 3.75% convertible bonds	5,060	5,092	4,688
Interest paid on 3.25% convertible bonds	17,371	—	—
	145,246	94,298	190,524

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2014	2013	2012
Basic earnings per share:
Weighted average number of common shares outstanding	93,331	89,508	80,594
Diluted earnings per share:
Weighted average number of common shares outstanding	93,331	89,508	80,594
Effect of dilutive share options	84	163	168
Effect of dilutive convertible debt	23,332	5,753	5,106
	116,747	95,424	85,868